RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Summary of related party transactions

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Payment for professional service fee
Unitex Capital Ltd (a)	2,631	3,354	10,885	1,578